Statements of Net Assets Available for Benefits - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total investments at fair value
Total investments at fair value	$ 1,206,599,971	$ 1,039,093,227
Receivables:
Employer contribution	22,245,913	19,717,867
Participant contributions	0	0
Total receivables	22,245,913	19,717,867
Total assets	1,228,845,884	1,058,811,094
Liabilities
Excess contributions payable	4,870	1,987
Net assets available for benefits	$ 1,228,841,014	$ 1,058,809,107